Shares	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Shares
Shares
a) Common shares
Authorized:
Unlimited number of voting common shares
Unlimited number of non-voting common shares
Issued and outstanding:

	Voting common shares	Treasury shares	Common shares outstanding, net of treasury shares
Issued and outstanding at December 31, 2014	34,923,916	(589,892)	34,334,024
Issued upon exercise of stock options (note 21(b))	30,080	—	30,080
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	—	(687,314)	(687,314)
Settlement of certain equity classified stock-based compensation	—	20,403	20,403
Retired through Share Purchase Program (note 17(c))	(1,803,715)	—	(1,803,715)
Issued and outstanding at December 31, 2015	33,150,281	(1,256,803)	31,893,478
Issued upon exercise of stock options (note 21(b))	102,040	—	102,040
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	—	(1,043,998)	(1,043,998)
Settlement of certain equity classified stock-based compensation	—	87,554	87,554
Retired through Share Purchase Programs (note 17(c))	(2,733,414)	—	(2,733,414)
Issued and outstanding at December 31, 2016	30,518,907	(2,213,247)	28,305,660

On June 12, 2014, the Company entered into a trust fund agreement whereby the trustee will purchase and hold common shares, classified as treasury shares on our consolidated balance sheet, until such time that units issued under certain stock-based compensation plans are to be settled (note 21(d(ii)), 21(e) and 21(f(ii))).
Upon settlement of certain equity-classified stock-based compensation during the year ended December 31, 2016, the Company repurchased 35,313 shares to satisfy the recipient tax withholding requirements. The repurchased shares are net against the purchase of treasury shares for settlement of certain equity classified stock-based compensation.
b) Net loss per share

Year ended December 31,	2016	2015
Net loss	$(445)	$(7,470)

Weighted average number of common shares (no dilutive effect)	29,965,899	32,758,088

Basic per share information (No dilutive effect)
Net loss	$(0.01)	(0.23)

For the year ended December 31, 2016, there were 1,176,080 stock options which were anti-dilutive and therefore were not considered in computing diluted earnings per share (December 31, 2015 – 1,448,000).
c) Share purchase programs
On August 9, 2016, the Company commenced a normal course issuer bid in Canada through the facilities of the Toronto Stock Exchange ("TSX"), to purchase up to 1,075,968 voting common shares ("the NCIB") that will terminate no later August 7, 2017. As at December 31, 2016, a total of 1,075,900 common voting shares have been purchased and subsequently cancelled in the normal course resulting in a reduction of $9,237 to common shares and an increase to additional paid-in capital of $5,133.
On March 21, 2016, the Company commenced a NCIB for up to 1,657,514 voting common shares in the United States primarily through the facilities of the New York Stock Exchange ("NYSE"). Such voting common shares represented approximately 5% of the issued and outstanding voting common shares as of March 14, 2016. On May 27, 2016, the Company completed the share purchase program cancelling 1,657,514 voting common shares resulting in a reduction of $14,121 to common shares and an increase to additional paid-in capital of $9,021.
On August 14, 2015, the Company commenced a NCIB for up to 532,520 voting common shares in Canada primarily through the facilities of the TSX. On December 22, 2015, the Company completed the share purchase program, cancelling 532,520 voting common shares resulting in a reduction of $4,500 to common shares and an increase to additional paid-in capital of $2,948.
On December 18, 2014, the Company commenced purchasing and subsequently canceling 1,771,195 voting common shares (the "Purchase Program"), in the United States primarily through the facilities of the New York Stock Exchange ("NYSE"). Such voting common shares represented approximately 5% of the issued and outstanding voting common shares as of December 10, 2014. On June 18, 2015, the Company completed the share purchase program canceling 1,271,195 voting common shares resulting in a reduction of $10,917 to common shares and an increase to additional paid-in capital of $6,284. As at December 31, 2015, a total of 1,771,195 voting common shares had been purchased and subsequently cancelled in the normal course.
d) Dividends
On February 19, 2014, it was announced that as part of the Company's long-term goal to maximize shareholders' value and broaden our shareholder base, the Board of Directors approved the implementation of a new dividend policy. The Company intends to pay an annual aggregate dividend of eight Canadian cents ($0.08) per common share, payable on a quarterly basis.
The Company paid regular quarterly cash dividends of $0.02 per share on common shares during the year ended December 31, 2016 on each of the following dates: April 8, 2016; July 8, 2016 and October 7, 2016. At December 31, 2016, an amount of $569 was included in accrued liabilities related to the fourth quarter dividend. This amount was subsequently paid to shareholders on January 6, 2017.